Hartford Schroders Emerging Markets Equity Fund Investment Strategy - Hartford Schroders Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its assets in equity securities of “emerging market” companies. The Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers”), currently consider emerging market companies to be issuers listed or domiciled in, deriving more than 50% of their revenues or profits from, or having more than 50% of their assets in emerging markets. Emerging markets are those markets (1) included in emerging market or equivalent classifications by the United Nations (and its agencies), (2) having per capita income in the low to middle ranges, as determined by the World Bank, or (3) the Fund’s benchmark index provider designates as emerging. Emerging market countries also include countries that the Fund’s Sub-Advisers consider to be emerging market countries based on their evaluation of their level of economic development or the size and experience of their securities markets. The Fund will typically seek to allocate its investments among a number of different emerging market countries. Although there is no percentage limit on investments in any one emerging market country, the Sub-Advisers will refer to the country weights of the Fund’s benchmark index along with their quantitative country allocation model as a guide when making allocation decisions. As a result of this analysis, the Fund may invest more than 25% of its assets in securities of companies located in China. Securities of companies located in China include China H-shares and China A-shares, among others. The Fund invests in countries and companies that the Sub-Advisers believe offer the potential for capital growth. The Sub-Advisers consider bottom-up and top-down factors in evaluating investment opportunities. These bottom-up factors include a company’s potential for above average earnings growth, a security’s attractive relative valuation, and whether a company has proprietary advantages. In addition, the Sub-Advisers integrate financially material environmental, social and governance (“ESG”) characteristics (where available for an issuer) into their investment process. ESG characteristics are one of several factors that contribute to the Sub-Advisers’ overall evaluation of the risk and return potential of an investment. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock (or units of ordinary and preference shares), and depositary receipts. The Fund may invest in companies of any size market capitalization, but tends to focus on mid to large cap companies. Based on market or economic conditions, the Fund may, through its normal stock selection process, focus in one or more sectors of the market.